Quarterly Holdings Report

for

Fidelity® Low Duration Bond Factor ETF

November 30, 2019

LDE-QTLY-0120

1.9887645.101

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 87.0%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
3 month U.S. LIBOR + 0.650% 2.651% 1/15/20 (a)(b)	$30,000	$30,027
3 month U.S. LIBOR + 0.750% 2.657% 6/1/21 (a)(b)	1,720,000	1,730,965
3 month U.S. LIBOR + 0.950% 2.951% 7/15/21 (a)(b)	1,253,000	1,266,031
3 month U.S. LIBOR + 1.180% 3.312% 6/12/24 (a)(b)	350,000	355,922
Verizon Communications, Inc.:
3 month U.S. LIBOR + 0.550% 2.449% 5/22/20 (a)(b)	348,000	348,674
3 month U.S. LIBOR + 1.000% 3.119% 3/16/22 (a)(b)	133,000	135,071

		3,866,690

Media – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 3.559% 2/1/24 (a)(b)	254,000	261,210
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.429% 10/1/20 (a)(b)	341,000	341,724
3 month U.S. LIBOR + 0.440% 2.539% 10/1/21 (a)(b)	378,000	379,834
3 month U.S. LIBOR + 0.630% 2.631% 4/15/24 (a)(b)	180,000	181,485
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.499% 4/1/21 (a)(b)(c)	700,000	702,469
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.190% 2.317% 6/5/20 (a)(b)	146,000	146,138
3 month U.S. LIBOR + 0.390% 2.523% 3/4/22 (a)(b)	454,000	456,575

		2,469,435

Wireless Telecommunication Services – 0.3%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 2.991% 1/16/24 (a)(b)	421,000	425,803

TOTAL COMMUNICATION SERVICES		6,761,928

CONSUMER DISCRETIONARY – 3.9%
Automobiles – 3.1%
BMW US Capital LLC:
3 month U.S. LIBOR + 0.500% 2.401% 8/13/21 (a)(b)(c)	332,000	332,836
3 month U.S. LIBOR + 0.530% 2.531% 4/14/22 (a)(b)(c)	334,000	334,567

	Principal Amount	Value
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 2.349% 2/22/21 (a)(b)(c)	$300,000	$300,242
3 month U.S. LIBOR + 0.550% 2.452% 5/4/21 (a)(b)(c)	376,000	376,496
3 month U.S. LIBOR + 0.840% 2.742% 5/4/23 (a)(b)(c)	450,000	451,663
3 month U.S. LIBOR + 0.900% 2.81% 2/15/22 (a)(b)(c)	450,000	453,046
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.790% 2.922% 6/12/20 (a)(b)	200,000	200,059
3 month U.S. LIBOR + 1.000% 3.012% 1/9/20 (a)(b)	200,000	200,152
3 month U.S. LIBOR + 0.930% 3.065% 9/24/20 (a)(b)	999,000	1,000,061
3 month U.S. LIBOR + 1.235% 3.145% 2/15/23 (a)(b)	600,000	586,584
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.890% 2.794% 9/28/22 (a)(b)(c)	402,000	401,169
3 month U.S. LIBOR + 0.890% 2.891% 1/13/22 (a)(b)(c)	50,000	50,218
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.940% 2.841% 11/12/21 (a)(b)(c)	400,000	403,232

		5,090,325

Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp. 3 month U.S. LIBOR +0.430% 2.366% 10/28/21 (a)(b)	122,000	122,436

Internet & Direct Marketing Retail – 0.1%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 2.806% 1/30/23 (a)(b)	130,000	131,003

Multiline Retail – 0.6%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 2.702% 4/17/20 (a)(b)	948,000	948,110

Specialty Retail – 0.0%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.217% 3/1/22 (a)(b)	116,000	116,310

TOTAL CONSUMER DISCRETIONARY		6,408,184

CONSUMER STAPLES – 2.5%
Beverages – 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.740% 2.741% 1/12/24 (a)(b)	75,000	75,544

2

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.61% 11/15/21 (a)(b)	$160,000	$160,004

		235,548

Food & Staples Retailing – 1.3%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 2.749% 3/15/21 (a)(b)	110,000	110,250
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 2.789% 9/17/21 (a)(b)	148,000	148,033
3 month U.S. LIBOR + 0.890% 2.891% 7/15/23 (a)(b)	422,000	423,650
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 2.732% 3/9/20 (a)(b)	202,000	202,278
3 month U.S. LIBOR + 0.720% 2.822% 3/9/21 (a)(b)	409,000	410,930
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 2.695% 6/24/22 (a)(b)(c)	200,000	200,401
Walmart, Inc.:
3 month U.S. LIBOR + 0.400% 2.199% 6/23/20 (a)(b)	425,000	425,079
3 month U.S. LIBOR + 0.230% 2.389% 6/23/21 (a)(b)	120,000	120,351

		2,040,972

Food Products – 0.8%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.703% 10/22/20 (a)(b)	198,000	198,021
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.541% 4/16/21 (a)(b)	646,000	648,057
3 month U.S. LIBOR + 1.010% 3.012% 10/17/23 (a)(b)	132,000	133,807
Kraft Heinz Foods Co. 3 month U.S. LIBOR + 0.820% 2.721% 8/10/22 (a)(b)	326,000	327,039

		1,306,924

Tobacco – 0.3%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 2.79% 8/15/22 (a)(b)	470,000	472,324

TOTAL CONSUMER STAPLES		4,055,768

	Principal Amount	Value
ENERGY – 4.1%
Oil, Gas & Consumable Fuels – 4.1%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 2.814% 9/19/22 (a)(b)	$39,000	$39,236
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.16% 11/24/20 (a)(b)	714,000	715,046
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 2.386% 3/3/22 (a)(b)	64,000	64,427
3 month U.S. LIBOR + 0.530% 2.436% 3/3/22 (a)(b)	44,000	44,324
3 month U.S. LIBOR + 0.530% 2.44% 11/15/21 (a)(b)	320,000	322,384
ConocoPhillips Co. 3 month U.S. LIBOR +0.900% 2.81% 5/15/22 (a)(b)	216,000	219,371
Enbridge, Inc. 3 month U.S. LIBOR + 0.700% 2.819% 6/15/20 (a)(b)	234,000	234,524
EQT Corp. 3 month U.S. LIBOR + 0.770% 2.869% 10/1/20 (a)(b)	112,000	111,717
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 2.234% 8/16/22 (a)(b)	484,000	486,345
3 month U.S. LIBOR + 0.370% 2.482% 3/6/22 (a)(b)	52,000	52,307
MPLX LP 3 month U.S. LIBOR + 1.100% 3.202% 9/9/22 (a)(b)	1,910,000	1,916,761
Occidental Petroleum Corp. 3 month U.S. LIBOR + 0.950% 2.854% 2/8/21 (a)(b)	1,370,000	1,379,029
Shell International Finance BV:
3 month U.S. LIBOR + 0.400% 2.305% 11/13/23 (a)(b)	181,000	181,170
3 month U.S. LIBOR + 0.450% 2.351% 5/11/20 (a)(b)	273,000	273,503
Spectra Energy Partners LP 3 month U.S. LIBOR + 0.700% 2.827% 6/5/20 (a)(b)	680,000	681,465

TOTAL ENERGY		6,721,609

FINANCIALS – 61.5%
Banks – 29.6%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 2.489% 8/27/21 (a)(b)(c)	1,200,000	1,204,409
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 3.089% 6/14/23 (a)(b)(c)	200,000	201,888

3

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 2.403% 8/19/20 (a)(b)(c)	$750,000	$752,423
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 3.544% 4/11/22 (a)(b)	400,000	407,336
Bank of America N.A. 3 month U.S. LIBOR + 0.350% 2.26% 5/24/21 (a)(b)	750,000	750,515
Bank of Montreal:
3 month U.S. LIBOR + 0.340% 2.341% 7/13/20 (a)(b)	1,038,000	1,040,022
3 month U.S. LIBOR + 0.460% 2.461% 4/13/21 (a)(b)	61,000	61,234
3 month U.S. LIBOR + 0.400% 2.534% 9/10/21 (a)(b)	908,000	910,097
3 month U.S. LIBOR + 0.440% 2.559% 6/15/20 (a)(b)	295,000	295,620
3 month U.S. LIBOR + 0.630% 2.768% 9/11/22 (a)(b)	472,000	475,335
Banque Federative du Credit Mutuel S.A.:
3 month U.S. LIBOR + 0.490% 2.456% 7/20/20 (a)(b)(c)	660,000	661,442
3 month U.S. LIBOR + 0.960% 2.926% 7/20/23 (a)(b)(c)	200,000	202,295
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.444% 1/11/21 (a)(b)	200,000	199,936
3 month U.S. LIBOR + 0.650% 2.544% 8/7/20 (a)(b)	520,000	521,055
Barclays PLC 3 month U.S. LIBOR + 2.110% 4.011% 8/10/21 (a)(b)	1,630,000	1,668,056
BB&T Corp.:
3 month U.S. LIBOR + 0.220% 2.129% 2/1/21 (a)(b)	106,000	105,976
3 month U.S. LIBOR + 0.570% 2.689% 6/15/20 (a)(b)	125,000	125,312
BPCE S.A. 3 month U.S. LIBOR + 1.220% 3.119% 5/22/22 (a)(b)(c)	250,000	253,119
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.310% 2.353% 10/5/20 (a)(b)	171,000	171,380
3 month U.S. LIBOR + 0.660% 2.787% 9/13/23 (a)(b)	312,000	313,781
3 month U.S. LIBOR + 0.720% 2.839% 6/16/22 (a)(b)	116,000	117,099

	Principal Amount	Value
Citibank N.A.:
3 month U.S. LIBOR + 0.300% 2.266% 10/20/20 (a)(b)	$250,000	$250,378
3 month U.S. LIBOR + 0.530% 2.433% 2/19/22 (a)(b)	750,000	751,753
3 month U.S. LIBOR + 0.500% 2.632% 6/12/20 (a)(b)	250,000	250,601
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.400% 2.545% 9/18/20 (a)(b)(c)	800,000	801,868
3 month U.S. LIBOR + 0.450% 2.584% 3/10/20 (a)(b)(c)	158,000	158,170
3 month U.S. LIBOR + 0.700% 2.819% 3/16/23 (a)(b)(c)	502,000	505,627
3 month U.S. LIBOR + 0.680% 2.825% 9/18/22 (a)(b)(c)	151,000	152,149
3 month U.S. LIBOR + 0.700% 2.834% 3/10/22 (a)(b)(c)	654,000	659,315
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.480% 2.49% 1/10/23 (a)(b)	250,000	249,745
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 4.293% 4/16/21 (a)(b)	250,000	256,565
Danske Bank A/S 3 month U.S. LIBOR +1.060% 3.192% 9/12/23 (a)(b)(c)	200,000	198,886
Fifth Third Bank 3 month U.S. LIBOR + 0.250% 2.186% 10/30/20 (a)(b)	400,000	400,289
ING Groep N.V. 3 month U.S. LIBOR + 1.150% 3.254% 3/29/22 (a)(b)	200,000	202,487
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 2.755% 6/18/22 (a)(b)	202,000	202,875
3 month U.S. LIBOR + 0.900% 2.84% 4/25/23 (a)(b)	532,000	536,673
3 month U.S. LIBOR + 1.000% 3.001% 1/15/23 (a)(b)	178,000	179,691
3 month U.S. LIBOR + 1.205% 3.133% 10/29/20 (a)(b)	409,000	412,602
3 month U.S. LIBOR + 1.230% 3.166% 10/24/23 (a)(b)	272,000	276,697
JPMorgan Chase Bank N.A.:
3 month U.S. LIBOR + 0.290% 2.199% 2/1/21 (a)(b)	340,000	340,077
3 month U.S. LIBOR + 0.340% 2.276% 4/26/21 (a)(b)	250,000	250,177
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 2.959% 6/21/21 (a)(b)	200,000	201,229

t	4

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.647% 3/2/23 (a)(b)	$306,000	$306,498
3 month U.S. LIBOR + 0.790% 2.73% 7/25/22 (a)(b)	807,000	811,942
3 month U.S. LIBOR + 0.860% 2.796% 7/26/23 (a)(b)	770,000	773,586
3 month U.S. LIBOR + 0.920% 2.819% 2/22/22 (a)(b)	90,000	90,848
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 2.841% 7/16/23 (a)(b)	800,000	803,503
3 month U.S. LIBOR + 0.940% 2.854% 2/28/22 (a)(b)	200,000	201,815
3 month U.S. LIBOR + 0.790% 2.917% 3/5/23 (a)(b)	400,000	400,887
3 month U.S. LIBOR + 0.880% 3.018% 9/11/22 (a)(b)	400,000	403,158
3 month U.S. LIBOR + 1.140.% 3.267% 9/13/21 (a)(b)	200,000	202,413
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.350% 2.351% 1/12/21 (a)(b)(c)	500,000	500,588
3 month U.S. LIBOR + 0.510% 2.409% 5/22/20 (a)(b)(c)	2,000,000	2,004,119
3 month U.S. LIBOR + 0.720% 2.619% 5/22/22 (a)(b)(c)	250,000	252,333
PNC Bank N.A.:
3 month U.S. LIBOR + 0.500% 2.436% 7/27/22 (a)(b)	250,000	251,404
3 month U.S. LIBOR + 0.310% 2.444% 6/10/21 (a)(b)	1,250,000	1,250,999
Regions Bank 3 month U.S. LIBOR + 0.500% 2.405% 8/13/21 (a)(b)	750,000	750,130
Royal Bank of Canada:
3 month U.S. LIBOR + 0.240% 2.176% 10/26/20 (a)(b)	429,000	429,678
3 month U.S. LIBOR + 0.300% 2.253% 7/22/20 (a)(b)	147,000	147,270
3 month U.S. LIBOR + 0.390% 2.326% 4/30/21 (a)(b)	1,466,000	1,470,825
3 month U.S. LIBOR + 0.400% 2.34% 1/25/21 (a)(b)	1,280,000	1,283,174
3 month U.S. LIBOR + 0.520% 2.632% 3/6/20 (a)(b)	25,000	25,029
3 month U.S. LIBOR + 0.660% 2.703% 10/5/23 (a)(b)	292,000	294,053
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.470% 3.38% 5/15/23 (a)(b)	200,000	201,669

	Principal Amount	Value
Santander UK PLC 3 month U.S. LIBOR +0.300% 2.202% 11/3/20 (a)(b)	$200,000	$200,137
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 2.334% 5/17/21 (a)(b)(c)	200,000	200,448
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.352% 1/17/20 (a)(b)	250,000	250,153
3 month U.S. LIBOR + 0.370% 2.371% 10/16/20 (a)(b)	250,000	250,572
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 2.436% 10/26/21 (a)(b)	50,000	50,076
3 month U.S. LIBOR + 0.530% 2.457% 1/31/20 (a)(b)	106,000	106,044
3 month U.S. LIBOR + 0.590% 2.492% 8/2/22 (a)(b)	303,000	303,888
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.470% 2.38% 5/24/21 (a)(b)	1,000,000	1,004,010
3 month U.S. LIBOR + 0.360% 2.462% 9/8/20 (a)(b)	750,000	751,769
Swedbank AB 3 month U.S. LIBOR + 0.700% 2.819% 3/14/22 (a)(b)(c)	400,000	400,155
Synchrony Bank 3 month U.S. LIBOR + 0.625% 2.729% 3/30/20 (a)(b)	1,000,000	1,001,099
The Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.644% 3/10/20 (a)(b)	250,000	250,298
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.18% 1/25/21 (a)(b)	850,000	850,928
3 month U.S. LIBOR + 0.260% 2.399% 9/17/20 (a)(b)	182,000	182,291
3 month U.S. LIBOR + 0.640% 2.606% 7/19/23 (a)(b)	870,000	875,947
3 month U.S. LIBOR + 1.000% 3.043% 4/7/21 (a)(b)	452,000	457,175
US Bank N.A.:
3 month U.S. LIBOR + 0.250% 2.186% 7/24/20 (a)(b)	2,000,000	2,002,219
3 month U.S. LIBOR + 0.310% 2.212% 2/4/21 (a)(b)	750,000	751,408
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.680% 2.616% 1/30/20 (a)(b)	225,000	225,255
3 month U.S. LIBOR + 0.930% 2.831% 2/11/22 (a)(b)	72,000	72,511
3 month U.S. LIBOR + 0.880% 2.833% 7/22/20 (a)(b)	853,000	857,161

5

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 1.025% 2.961% 7/26/21 (a)(b)	$593,000	$600,499
3 month U.S. LIBOR + 1.110% 3.046% 1/24/23 (a)(b)	60,000	60,760
3 month U.S. LIBOR + 1.010% 3.112% 12/7/20 (a)(b)	265,000	267,352
3 month U.S. LIBOR + 1.230% 3.157% 10/31/23 (a)(b)	1,076,000	1,094,443
3 month U.S. LIBOR + 1.340% 3.473% 3/4/21 (a)(b)	646,000	654,696
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.380% 2.275% 5/21/21 (a)(b)	750,000	750,511
3 month U.S. LIBOR + 0.310% 2.311% 1/15/21 (a)(b)	250,000	250,484
3 month U.S. LIBOR + 0.500% 2.434% 7/23/21 (a)(b)	250,000	250,426
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.430% 2.542% 3/6/20 (a)(b)	188,000	188,215
3 month U.S. LIBOR + 0.710% 2.554% 1/11/23 (a)(b)	504,000	504,800
3 month U.S. LIBOR + 0.720% 2.63% 5/15/23 (a)(b)	227,000	228,514
3 month U.S. LIBOR + 0.770% 2.687% 2/26/24 (a)(b)	172,000	173,395
3 month U.S. LIBOR + 0.850% 2.753% 8/19/21 (a)(b)	97,000	97,923
3 month U.S. LIBOR + 0.710% 2.814% 6/28/22 (a)(b)	488,000	491,662
3 month U.S. LIBOR + 0.850% 2.834% 1/11/22 (a)(b)	822,000	829,950

		48,019,279

Capital Markets – 1.0%
State Street Corp. 3 month U.S. LIBOR + 0.900% 2.804% 8/18/20 (a)(b)	470,000	472,628
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.339% 11/1/21 (a)(b)	406,000	406,979
The Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 0.280% 2.413% 6/4/21 (a)(b)	500,000	500,548
3 month U.S. LIBOR + 0.870% 2.774% 8/17/20 (a)(b)	85,000	85,481
3 month U.S. LIBOR + 1.050% 2.986% 10/30/23 (a)(b)	81,000	82,466

	Principal Amount	Value
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.215% 5/21/21 (a)(b)	$115,000	$115,145

		1,663,247

Consumer Finance – 5.6%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 2.576% 6/3/21 (a)(b)	446,000	448,053
American Express Co.:
3 month U.S. LIBOR + 0.330% 2.266% 10/30/20 (a)(b)	1,037,000	1,038,863
3 month U.S. LIBOR + 0.600% 2.491% 11/5/21 (a)(b)	149,000	149,866
3 month U.S. LIBOR + 0.620% 2.519% 5/20/22 (a)(b)	294,000	295,734
3 month U.S. LIBOR + 0.650% 2.569% 2/27/23 (a)(b)	26,000	26,087
3 month U.S. LIBOR + 0.750% 2.652% 8/3/23 (a)(b)	414,000	416,566
American Express Credit Corp.:
3 month U.S. LIBOR + 0.430% 2.336% 3/3/20 (a)(b)	130,000	130,090
3 month U.S. LIBOR + 0.700% 2.606% 3/3/22 (a)(b)	48,000	48,378
3 month U.S. LIBOR + 0.730% 2.647% 5/26/20 (a)(b)	30,000	30,072
3 month U.S. LIBOR + 1.050% 3.169% 9/14/20 (a)(b)	146,000	146,988
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.340% 2.249% 2/14/20 (a)(b)	225,000	225,154
3 month U.S. LIBOR + 0.470% 2.374% 11/16/22 (a)(b)	1,040,000	1,043,205
3 month U.S. LIBOR + 0.540% 2.64% 6/27/22 (a)(b)	430,000	431,779
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 2.656% 1/30/23 (a)(b)	310,000	310,384
3 month U.S. LIBOR + 0.760% 2.661% 5/12/20 (a)(b)	429,000	429,951
3 month U.S. LIBOR + 0.950% 3.052% 3/9/22 (a)(b)	612,000	618,142
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.180% 2.09% 5/15/20 (a)(b)	168,000	168,083
3 month U.S. LIBOR + 0.250% 2.167% 8/26/20 (a)(b)	709,000	709,852
3 month U.S. LIBOR + 0.390% 2.294% 5/17/21 (a)(b)	212,000	212,485
3 month U.S. LIBOR + 0.230% 2.349% 3/15/21 (a)(b)	579,000	579,043
3 month U.S. LIBOR + 0.280% 2.382% 9/7/21 (a)(b)	84,000	84,042

6

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
3 month U.S. LIBOR + 0.290% 2.423% 9/4/20 (a)(b)	$163,000	$163,198
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.11% 1/10/20 (a)(b)	486,000	486,148
3 month U.S. LIBOR + 0.280% 2.281% 4/13/21 (a)(b)	186,000	186,413
3 month U.S. LIBOR + 0.400% 2.304% 5/17/22 (a)(b)	258,000	258,509
3 month U.S. LIBOR + 0.480% 2.582% 9/8/22 (a)(b)	502,000	504,044

		9,141,129

Diversified Financial Services – 23.7%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.314% 1/23/22 (a)(b)	612,000	612,950
3 month U.S. LIBOR + 0.660% 2.626% 7/21/21 (a)(b)	640,000	641,827
3 month U.S. LIBOR + 0.650% 2.749% 10/1/21 (a)(b)	170,000	170,623
3 month U.S. LIBOR + 0.650% 2.756% 6/25/22 (a)(b)	392,000	394,271
3 month U.S. LIBOR + 0.790% 2.917% 3/5/24 (a)(b)	606,000	609,378
3 month U.S. LIBOR + 1.000% 2.936% 4/24/23 (a)(b)	417,000	421,762
3 month U.S. LIBOR + 1.160% 3.126% 1/20/23 (a)(b)	176,000	178,605
3 month U.S. LIBOR + 1.180% 3.146% 10/21/22 (a)(b)	67,000	67,950
Barclays PLC 3 month U.S. LIBOR + 1.430% 3.34% 2/15/23 (a)(b)	1,200,000	1,210,145
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 2.80% 1/10/20 (a)(b)	51,000	51,006
3 month U.S. LIBOR + 0.950% 2.886% 7/24/23 (a)(b)	425,000	428,464
3 month U.S. LIBOR + 0.960% 2.90% 4/25/22 (a)(b)	1,073,000	1,088,440
3 month U.S. LIBOR + 1.100% 3.004% 5/17/24 (a)(b)	592,000	600,710
3 month U.S. LIBOR + 1.190% 3.092% 8/2/21 (a)(b)	383,000	388,588
3 month U.S. LIBOR + 1.430% 3.337% 9/1/23 (a)(b)	490,000	500,307
Credit Agricole S.A.:
3 month U.S. LIBOR + 1.020% 2.956% 4/24/23 (a)(b)(c)	250,000	252,025
3 month U.S. LIBOR + 0.970% 3.104% 6/10/20 (a)(b)(c)	250,000	251,079

	Principal Amount	Value
3 month U.S. LIBOR + 1.430% 3.44% 1/10/22 (a)(b)(c)	$250,000	$254,550
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 3.319% 12/14/23 (a)(b)(c)	250,000	252,253
3 month U.S. LIBOR + 1.240% 3.372% 6/12/24 (a)(b)(c)	500,000	505,991
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 2.768% 1/22/21 (a)(b)	1,284,000	1,279,028
3 month U.S. LIBOR + 0.970% 2.971% 7/13/20 (a)(b)	1,041,000	1,041,771
3 month U.S. LIBOR + 1.230% 3.149% 2/27/23 (a)(b)	100,000	97,186
3 month U.S. LIBOR + 1.290% 3.192% 2/4/21 (a)(b)	600,000	600,748
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 2.862% 4/9/21 (a)(b)	140,000	140,079
3 month U.S. LIBOR + 0.990% 3.033% 1/5/23 (a)(b)	609,000	603,119
3 month U.S. LIBOR + 1.550% 3.536% 1/14/22 (a)(b)	1,094,000	1,104,931
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.504% 5/18/21 (a)(b)	1,600,000	1,601,961
3 month U.S. LIBOR + 0.650% 2.782% 9/11/21 (a)(b)	926,000	928,610
3 month U.S. LIBOR + 1.000% 2.904% 5/18/24 (a)(b)	800,000	803,780
3 month U.S. LIBOR + 1.500% 3.543% 1/5/22 (a)(b)	1,000,000	1,020,320
3 month U.S. LIBOR + 2.240% 4.342% 3/8/21 (a)(b)	237,000	242,694
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 2.587% 6/1/21 (a)(b)	814,000	815,546
3 month U.S. LIBOR + 0.730% 2.664% 4/23/24 (a)(b)	558,000	560,387
3 month U.S. LIBOR + 0.890% 2.824% 7/23/24 (a)(b)	614,000	618,999
3 month U.S. LIBOR + 1.100% 3.202% 6/7/21 (a)(b)	1,032,000	1,043,806
Macquarie Group Ltd. 3 month U.S. LIBOR + 1.350% 3.45% 3/27/24 (a)(b)(c)	278,000	281,711
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.451% 2/10/21 (a)(b)	1,807,000	1,808,371
3 month U.S. LIBOR + 1.220% 3.124% 5/8/24 (a)(b)	573,000	583,210
3 month U.S. LIBOR + 1.180% 3.146% 1/20/22 (a)(b)	1,326,000	1,339,796

7

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.400% 3.336% 10/24/23 (a)(b)	$1,314,000	$1,342,600
3 month U.S. LIBOR + 1.400% 3.366% 4/21/21 (a)(b)	1,540,000	1,563,731
NatWest Markets PLC 3 month U.S. LIBOR + 1.400% 3.504% 9/29/22 (a)(b)(c)	200,000	202,535
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 3.656% 6/25/24 (a)(b)	200,000	201,899
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.742% 1/17/23 (a)(b)	260,000	260,616
3 month U.S. LIBOR + 0.740% 2.743% 10/18/22 (a)(b)	132,000	132,558
3 month U.S. LIBOR + 0.780% 2.781% 7/12/22 (a)(b)	18,000	18,099
3 month U.S. LIBOR + 0.800% 2.801% 10/16/23 (a)(b)	268,000	269,150
3 month U.S. LIBOR + 0.860% 2.826% 7/19/23 (a)(b)	384,000	385,899
3 month U.S. LIBOR + 1.140% 3.106% 10/19/21 (a)(b)	311,000	315,184
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.317% 1/8/21 (a)(b)	802,000	803,376
3 month U.S. LIBOR + 0.620% 2.784% 9/19/22 (a)(b)	184,000	185,366
The Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 2.66% 2/23/23 (a)(b)	1,189,000	1,195,461
3 month U.S. LIBOR + 0.780% 2.707% 10/31/22 (a)(b)	570,000	573,745
3 month U.S. LIBOR + 0.730% 2.83% 12/27/20 (a)(b)	854,000	854,557
3 month U.S. LIBOR + 1.110% 3.046% 4/26/22 (a)(b)	472,000	477,052
3 month U.S. LIBOR + 1.050% 3.177% 6/5/23 (a)(b)	304,000	307,108
3 month U.S. LIBOR + 1.360% 3.30% 4/23/21 (a)(b)	670,000	679,594
3 month U.S. LIBOR + 1.200% 3.319% 9/15/20 (a)(b)	386,000	389,006
3 month U.S. LIBOR + 1.600% 3.514% 11/29/23 (a)(b)	666,000	688,959
UBS AG:
3 month U.S. LIBOR + 0.480% 2.387% 12/1/20 (a)(b)(c)	864,000	866,146
3 month U.S. LIBOR + 0.580% 2.682% 6/8/20 (a)(b)(c)	600,000	601,257

	Principal Amount	Value
UBS Group Funding Switzerland AG:
3 month U.S. LIBOR + 0.950% 2.86% 8/15/23 (a)(b)(c)	$600,000	$603,727
3 month U.S. LIBOR + 1.530% 3.439% 2/1/22 (a)(b)(c)	200,000	204,641

		38,519,243

Insurance – 1.6%
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.320% 2.33% 1/10/20 (a)(b)	26,000	26,015
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.300% 2.301% 10/15/20 (a)(b)(c)	496,000	496,566
3 month U.S. LIBOR + 0.480% 2.618% 6/11/21 (a)(b)(c)	148,000	148,502
3 month U.S. LIBOR + 0.730% 2.83% 6/27/22 (a)(b)(c)	238,000	240,468
Metropolitan Life Global Funding I 3 month U.S. LIBOR + 0.400% 2.532% 6/12/20 (a)(b)(c)	150,000	150,262
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 2.228% 8/6/21 (a)(b)(c)	78,000	78,221
3 month U.S. LIBOR + 0.160% 2.259% 10/1/20 (a)(b)(c)	846,000	847,080
3 month U.S. LIBOR + 0.270% 2.282% 4/9/20 (a)(b)(c)	378,000	378,381
3 month U.S. LIBOR + 0.520% 2.654% 6/10/22 (a)(b)(c)	150,000	150,770

		2,516,265

TOTAL FINANCIALS		99,859,163

HEALTH CARE – 2.1%
Health Care Equipment & Supplies – 0.3%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 3.142% 6/6/22 (a)(b)	210,000	212,127
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 2.889% 6/15/22 (a)(b)	96,000	96,256
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.664% 11/30/20 (a)(b)	102,000	102,014
Medtronic, Inc. 3 month U.S. LIBOR + 0.800% 2.919% 3/15/20 (a)(b)	84,000	84,206

		494,603

Health Care Providers & Services – 0.1%
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.070% 2.071% 10/15/20 (a)(b)	188,000	187,857

8

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – 1.7%
Allergan Funding SCS 3 month U.S. LIBOR + 1.255% 3.387% 3/12/20 (a)(b)	$111,000	$111,322
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 2.569% 8/17/23 (a)(b)	84,000	84,116
Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 3.129% 12/15/23 (a)(b)(c)	572,000	574,557
Bristol-Myers Squibb Co.:
3 month U.S. LIBOR + 0.200% 2.104% 11/16/20 (a)(b)(c)	1,144,000	1,144,618
3 month U.S. LIBOR + 0.380% 2.284% 5/16/22 (a)(b)(c)	338,000	338,262
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 2.259% 5/14/21 (a)(b)	93,000	93,200
Merck & Co., Inc. 3 month U.S. LIBOR + 0.375% 2.276% 2/10/20 (a)(b)	80,000	80,053
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 2.449% 9/15/23 (a)(b)	180,000	180,075
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.339% 8/20/21 (a)(b)	50,000	50,051

		2,656,254

TOTAL HEALTH CARE		3,338,714

INDUSTRIALS – 3.5%
Aerospace & Defense – 1.0%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.191% 5/11/20 (a)(b)	210,000	210,297
3 month U.S. LIBOR + 0.380% 2.281% 5/11/21 (a)(b)	1,337,000	1,341,639
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 2.554% 8/16/21 (a)(b)	74,000	74,010

		1,625,946

Air Freight & Logistics – 0.2%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 2.284% 5/16/22 (a)(b)	58,000	58,228
3 month U.S. LIBOR + 0.450% 2.549% 4/1/23 (a)(b)	286,000	287,488

		345,716

	Principal Amount	Value
Electrical Equipment – 0.0%
Tyco Electronics Group S.A. 3 month U.S. LIBOR + 0.450% 2.577% 6/5/20 (a)(b)	$26,000	$26,032

Industrial Conglomerates – 0.8%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 3.001% 4/15/23 (a)(b)	447,000	446,738
3 month U.S. LIBOR + 1.000% 3.119% 3/15/23 (a)(b)	290,000	288,864
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.274% 8/8/22 (a)(b)	554,000	556,230

		1,291,832

Machinery – 1.0%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.420% 2.43% 7/10/20 (a)(b)	782,000	783,853
3 month U.S. LIBOR + 0.290% 2.449% 6/22/20 (a)(b)	139,000	139,208
3 month U.S. LIBOR + 0.400% 2.502% 6/7/21 (a)(b)	257,000	257,897
3 month U.S. LIBOR + 0.480% 2.582% 9/8/22 (a)(b)	216,000	216,672
3 month U.S. LIBOR + 0.550% 2.652% 6/7/23 (a)(b)	216,000	216,870

		1,614,500

Trading Companies & Distributors – 0.5%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 2.606% 7/30/21 (a)(b)(c)	730,000	728,573
GATX Corp. 3 month U.S. LIBOR + 0.720% 2.611% 11/5/21 (a)(b)	23,000	23,082

		751,655

TOTAL INDUSTRIALS		5,655,681

INFORMATION TECHNOLOGY – 3.2%
IT Services – 1.8%
IBM Credit LLC:
3 month U.S. LIBOR + 0.160% 2.051% 2/5/21 (a)(b)	100,000	100,042
3 month U.S. LIBOR + 0.260% 2.226% 1/20/21 (a)(b)	1,500,000	1,502,589
3 month U.S. LIBOR + 0.470% 2.384% 11/30/20 (a)(b)	800,000	803,016
International Business Machines Corp.:
3 month U.S. LIBOR + 0.230% 2.166% 1/27/20 (a)(b)	300,000	300,122
3 month U.S. LIBOR + 0.400% 2.305% 5/13/21 (a)(b)	200,000	200,788

		2,906,557

9

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 0.3%
Intel Corp.:’
3 month U.S. LIBOR + 0.080% 1.981% 5/11/20 (a)(b)	$150,000	$150,021
3 month U.S. LIBOR + 0.350% 2.251% 5/11/22 (a)(b)	240,000	241,003
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 2.666% 1/30/23 (a)(b)	162,000	163,471

		554,495

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 2.251% 5/11/22 (a)(b)	440,000	442,249
3 month U.S. LIBOR + 0.500% 2.401% 2/9/22 (a)(b)	931,000	938,295
3 month U.S. LIBOR + 1.130% 3.04% 2/23/21 (a)(b)	274,000	277,596
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 2.763% 10/5/21 (a)(b)	118,000	118,016

		1,776,156

TOTAL INFORMATION TECHNOLOGY		5,237,208

MATERIALS – 0.2%
Chemicals – 0.2%
DowDuPont, Inc. 3 month U.S. LIBOR + 1.110% 3.02% 11/15/23 (a)(b)	252,000	256,475

UTILITIES – 1.8%
Electric Utilities – 0.1%
Duke Energy Corp. 3 month U.S. LIBOR + 0.500% 2.409% 5/14/21 (a)(b)(c)	102,000	102,360

Gas Utilities – 0.1%
Dominion Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 2.719% 6/15/21 (a)(b)	256,000	257,004

Independent Power and Renewable Electricity Producers – 0.4%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 2.706% 12/20/20 (a)(b)(c)	655,000	655,026

Multi-Utilities – 1.2%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.400% 2.307% 12/1/20 (a)(b)(c)	50,000	50,033
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 2.282% 9/8/20 (a)(b)	72,000	72,052

	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.314% 8/21/20 (a)(b)	$120,000	$120,011
3 month U.S. LIBOR + 0.480% 2.382% 5/4/21 (a)(b)	169,000	169,259
3 month U.S. LIBOR + 0.720% 2.63% 2/25/22 (a)(b)	580,000	584,639
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.501% 1/15/21 (a)(b)	692,000	691,864
3 month U.S. LIBOR + 0.450% 2.569% 3/15/21 (a)(b)	196,000	195,964

		1,883,822

TOTAL UTILITIES		2,898,212

TOTAL NONCONVERTIBLE BONDS (Cost $140,845,438)		141,192,942

U.S. Treasury Obligations – 9.6%
U.S. Treasury Bonds:
1.75% 11/15/29	259,000	258,322
2.375% 5/15/29	1,592,000	1,673,341
5.25% 2/15/29	2,000	2,591
6.125% 11/15/27	1,000	1,326
U.S. Treasury Notes:
1.625% 8/15/29	1,211,000	1,193,024
2.25% 2/15/27 to 11/15/27	3,972,000	4,116,450
2.375% 5/15/27	792,000	827,671
2.625% 2/15/29	2,134,000	2,287,465
2.75% 2/15/28	1,279,000	1,376,724
2.875% 5/15/28 to 8/15/28	2,356,000	2,564,182
3.125% 11/15/28	1,168,000	1,298,716

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,248,382)		15,599,812

Money Market Fund – 1.8%

	Shares
Fidelity Cash Central Fund, 1.61% (d) (Cost $2,846,562)	2,845,993	2,846,562

TOTAL INVESTMENT IN SECURITIES – 98.4% (Cost $158,940,382)		159,639,316

NET OTHER ASSETS (LIABILITIES) – 1.6%		2,602,628

NET ASSETS – 100.0%		$162,241,944

10

Legend

(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,475,167 or 14.5% of net assets.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

11

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

12